Accounting policies - Offsetting of financial liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	$ 508,420	$ 436,709
Net amount of financial liabilities presented in the balance sheet	508,420	436,709
Impact of Master Netting Agreements	(131,534)	(92,928)
Financial instrument collateral	(282,527)	(209,326)
Cash collateral	(14,300)	(29,409)
Net amount	80,059	105,046
Derivative financial liabilities
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	152,004	162,120
Net amount of financial liabilities presented in the balance sheet	152,004	162,120
Impact of Master Netting Agreements	(128,590)	(92,928)
Financial instrument collateral	(4,472)	(6,234)
Cash collateral	(14,300)	(29,409)
Net amount	4,642	33,549
Repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	270,479	173,515
Net amount of financial liabilities presented in the balance sheet	270,479	173,515
Impact of Master Netting Agreements	(2,944)
Financial instrument collateral	(191,422)	(101,197)
Net amount	76,113	72,318
Short positions - Securities loans
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	8,280	28,239
Net amount of financial liabilities presented in the balance sheet	8,280	28,239
Financial instrument collateral	(8,809)	(29,086)
Net amount	(529)	(847)
Short sales
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	77,657	72,835
Net amount of financial liabilities presented in the balance sheet	77,657	72,835
Financial instrument collateral	(77,824)	(72,809)
Net amount	$ (167)	$ 26